EQUITY INVESTMENTS AND OTHER FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
EQUITY INVESTMENTS AND OTHER FINANCIAL ASSETS [abstract]
Schedule of equity investments
	2017	2018
Current:
Non-publicly traded investments
Private equity funds classified at FVTOCI(1)	14	-

	14	-
Non-current:
Publicly traded investments
Equity investment in MEG Energy Corporation ("MEG") classified at FVTOCI (2)	766	1,110
Other equity investment classified at FVTPL(3)	15	-

	781	1,110
Non-publicly traded investments
Private equity fund in Kerogen Energy Fund classified at FVTOCI (4)	2,759	2,938

	3,540	4,048

(1)

In the current year, as the investment recovery period expired, the Group disposed of the equity investment in private equity funds in GEMS O&G II. A cumulative loss on disposal of RMB14 million has been recognized in retained earnings directly.

(2)

MEG is principally engaged in the exploitation and production of oil sands. The investment in MEG is designated by the Group as at FVTOCI. As at December 31, 2018, the investment in MEG was stated at the quoted market price.

(3)

In the current year, the Group disposed of other equity investment classified at FVTPL at a consideration of RMB17 million, a gain on disposal of RMB2 million has been recognized in the profit or loss.

(4)

Kerogen Energy Fund is principally engaged in the investment in the oil and gas industry. The equity investment in Kerogen Energy Fund is designated by the Group as at FVTOCI. The cost of this non-publicly traded equity investment represents an appropriate estimate of its fair value as at January 1, 2018 and December 31, 2018, as sufficient information is not available recently to measure its fair value.

Schedule of other financial assets
	2017	2018
Current:
Non-publicly traded investments classified at FVTPL:
Corporate wealth management products (1)	66,229	105,917
Money market funds (2)	8,115	19,366

	74,344	125,283

(1)	The corporate wealth management products will mature from January 8, 2019 to November 20, 2019 (2017: January 8, 2018 to November 6, 2018).

(2)	The money market funds can be redeemed at any time.